Business Combination - Purchase Price Allocation (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	[1]		$ (1,261)	$ 0
Goodwill			$ 3,815 [2]	$ 1,608
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 2,726
Acquired PPE, Weighted Average Useful Life		35 years
Weighted Average Remaining Useful Life (in years)		14 years 9 months 20 days
Caesars Acquisition Company [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 152
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		96
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		1,751
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		1,807
OpCo [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		1,239
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		266
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		8,943
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		180
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		12,089
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		(765)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		(1,607)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities		(8,310)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		(568)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		(361)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	[3]	11,611
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		41
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		519
Goodwill		2,207
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		2,726
Trademarks and Trade Names [Member] | OpCo [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	[4]	664
Licensing Agreements [Member] | OpCo [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	[4]	207
Trademarks - Total Rewards [Member] | OpCo [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	[4]	253
Customer relationships [Member]
Business Acquisition [Line Items]
Weighted Average Remaining Useful Life (in years)			5 years
Customer relationships [Member] | OpCo [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 137

[1]	See Note 4 for further details relating to the acquisition of OpCo.
[2]	$405 million of goodwill is associated with a reporting unit with zero or negative carrying value. As the reporting unit has a positive fair value and as a result of the revised one-step impairment test under ASU 2017-04 described above, there is no impairment associated with this reporting unit.
[3]	As part of the OpCo acquisition, we assumed $8.3 billion in financing obligations and $1.6 billion in long-term debt. See Note 10 and Note 12 for additional information.
[4]	Indefinite-lived intangible assets.